Condensed Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Sales	$ 36	$ 105	$ 79	$ 160	$ 297	$ 52
Cost of sales	25	114	58	153	241	45
Gross profit (loss)	11	(9)	21	7	56	7
Operating expenses:
Research and development	432	476	1,359	1,746	2,404	3,191
Selling, general and administrative	2,173	2,013	5,908	7,506	9,532	9,132
Total operating expenses	2,605	2,489	7,267	9,252	11,936	12,323
Net operating loss	(2,594)	(2,498)	(7,246)	(9,245)	(11,880)	(12,316)
Other income (expense):
Interest income	19	1	45	8	25	29
Interest expense	(10)	(16)	(34)	(60)	(74)	(85)
Interest expense, related parties						(1)
Other income (expense)		13	(3)	19	21	87
Total other income (expense)	9	(2)	8	(33)	(28)	30
Net loss and comprehensive loss	(2,585)	(2,500)	(7,238)	(9,278)	(11,908)	(12,286)
Deemed dividend-warrant price protection adjustment		333		333	333
Net loss attributable to common shareholders	$ (2,585)	$ (2,833)	$ (7,238)	$ (9,611)	$ (12,241)	$ (12,286)
Weighted average common shares outstanding - basic and fully diluted	1,394,575	1,043,111	1,266,842	901,850	970,105	546,046
Net loss per common share - basic and fully diluted	$ (1.85)	$ (2.72)	$ (5.71)	$ (10.66)	$ (12.62)	$ (22.50)